Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
Erste Group Bank AG	101,143	$2,196,251
Raiffeisen Bank International AG	50,150	864,038

		3,060,289

Belgium — 2.3%
Ageas	59,948	2,156,965
Groupe Bruxelles Lambert SA	27,051	2,159,358
KBC Group NV	83,686	4,517,067

		8,833,390

Denmark — 1.0%
Danske Bank A/S(a)	217,560	2,581,082
Tryg A/S	40,603	1,074,893

		3,655,975

Finland — 3.1%
Nordea Bank Abp	1,086,884	7,037,283
Sampo OYJ, Class A	148,622	4,922,638

		11,959,921

France — 9.4%
Amundi SA(b)	20,353	1,350,934
AXA SA	648,574	11,505,363
BNP Paribas SA	377,463	11,855,253
CNP Assurances(a)	57,633	594,957
Credit Agricole SA	385,914	3,078,040
Eurazeo SE	13,170	629,800
Natixis SA	319,286	755,732
SCOR SE	53,111	1,495,033
Societe Generale SA	271,857	4,246,128
Wendel SE	9,046	772,830

		36,284,070

Germany — 14.4%
Allianz SE, Registered	139,906	25,879,006
Commerzbank AG	334,171	1,234,943
Deutsche Bank AG, Registered	660,173	4,901,086
Deutsche Boerse AG	63,667	9,884,859
Hannover Rueck SE	20,262	3,229,076
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	48,412	10,647,552

		55,776,522

Ireland — 0.3%
AIB Group PLC(a)	277,454	379,869
Bank of Ireland Group PLC	325,776	657,624

		1,037,493

Italy — 6.0%
Assicurazioni Generali SpA	368,088	5,247,215
FinecoBank Banca Fineco SpA	203,958	2,265,227
Intesa Sanpaolo SpA	4,991,340	7,779,561
Mediobanca Banca di Credito Finanziario SpA	208,590	1,208,142
Poste Italiane SpA(b)	175,431	1,489,543
UniCredit SpA(a)	673,883	5,188,133

		23,177,821

Netherlands — 3.8%
ABN AMRO Bank NV, CVA(b)	142,300	1,091,028
Aegon NV	599,894	1,544,100
EXOR NV	36,480	1,993,432
ING Groep NV	1,308,361	7,176,702
NN Group NV	103,475	2,993,208

		14,798,470

Security	Shares	Value

Norway — 1.3%
DNB ASA	317,438	$3,857,880
Gjensidige Forsikring ASA	67,175	1,189,747

		5,047,627

Spain — 6.4%
Banco Bilbao Vizcaya Argentaria SA	2,233,590	7,307,549
Banco de Sabadell SA	1,891,025	783,136
Banco Santander SA	5,575,710	12,443,164
Bankia SA	406,766	413,809
Bankinter SA	226,985	935,793
CaixaBank SA	1,204,225	2,164,458
Mapfre SA	355,750	651,110

		24,699,019

Sweden — 6.3%
Industrivarden AB, Class C(a)	56,179	1,163,014
Investor AB, Class B	152,775	7,683,172
Kinnevik AB, Class B	80,928	1,673,709
L E Lundbergforetagen AB, Class B	25,374	1,070,846
Skandinaviska Enskilda Banken AB, Class A	545,086	4,483,599
Svenska Handelsbanken AB, Class A(a)	521,002	4,816,783
Swedbank AB, Class A	303,227	3,581,402

		24,472,525

Switzerland — 15.5%
Baloise Holding AG, Registered	16,374	2,451,477
Credit Suisse Group AG, Registered	857,571	7,753,369
Julius Baer Group Ltd.	75,255	2,950,473
Pargesa Holding SA, Bearer	12,936	920,123
Partners Group Holding AG	6,270	4,935,964
Swiss Life Holding AG, Registered	11,273	3,993,409
Swiss Re AG	98,750	7,127,312
UBS Group AG, Registered	1,294,592	13,869,431
Zurich Insurance Group AG	50,173	15,974,888

		59,976,446

United Kingdom — 28.0%
3i Group PLC	325,656	3,220,408
Admiral Group PLC	64,103	1,883,953
Aviva PLC	1,312,428	4,002,834
Barclays PLC	5,790,029	7,734,149
Direct Line Insurance Group PLC	460,107	1,581,471
Hargreaves Lansdown PLC	110,921	2,015,407
HSBC Holdings PLC	6,812,140	35,229,237
Legal & General Group PLC	1,999,485	5,160,117
Lloyds Banking Group PLC	23,492,795	9,553,567
London Stock Exchange Group PLC	105,517	9,923,483
M&G PLC	873,427	1,456,995
Prudential PLC	872,321	12,416,915
Royal Bank of Scotland Group PLC	1,619,080	2,257,683
RSA Insurance Group PLC	347,038	1,581,105
Schroders PLC	41,619	1,393,248
St. James’s Place PLC	178,749	1,919,610
Standard Chartered PLC	909,458	4,674,617
Standard Life Aberdeen PLC	789,712	2,202,385

		108,207,184

Total Common Stocks — 98.6% (Cost: $721,503,629)		380,986,752

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	150,000	$150,000

Total Short-Term Investments — 0.0% (Cost: $150,000)		150,000

Total Investments in Securities — 98.6% (Cost: $721,653,629)		381,136,752

Other Assets, Less Liabilities — 1.4%		5,377,194

Net Assets — 100.0%		$386,513,946

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	04/30/20	04/30/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,109,786	(10,109,786)	—	$—	$10,993	(b)	$(639)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	396,000	(246,000)	150,000	150,000	3,451		—	—

				$150,000	$14,444		$(639)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	118	06/19/20	$3,731	$ 317,668
FTSE 100 Index	25	06/19/20	1,856	94,672

				$ 412,340

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI Europe Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$380,986,752	$—	$—	$380,986,752
Money Market Funds	150,000	—	—	150,000

	$381,136,752	$—	$—	$381,136,752

Derivative financial instruments(a)
Assets
Futures Contracts	$412,340	$—	$—	$412,340

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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